Stock-Based Compensation and Benefit Plans (Tables)	12 Months Ended
Dec. 31, 2016
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Summary of Shares Issuable Pursuant to Options Granted

The following is a summary of shares issuable pursuant to options granted as of December 31, 2016:

	Maximum	Outstanding	Exercisable
2010 EIP	30,000	5,015	5,015
2014 SIP	67,628	39,108	24,889
2016 SIP	400,000	36,804	12,272
Issued outside of plans	—	144,304	105,641
Shares issuable pursuant to options granted		225,231	147,817

Summary of Stock Option Activity

The following is a summary of stock option activity for the years ended December 31, 2016 and 2015:

	Number of Shares Issuable	Weighted Avg.	Weighted Remaining Contractual	Intrinsic
	Under Options	Exercise Price	Life (Years)	Value
				(In thousands)
Balance, December 31, 2014	120,231	$45.23	4.05	$62
Granted	76,767	20.70
Exercised	—	—
Forfeited or Expired	(30,364)	39.60
Balance, December 31, 2015	166,634	29.70	3.95	—
Granted	109,209	9.54
Exercised	—	—
Forfeited or Expired	(50,612)	20.73
Balance, December 31, 2016	225,231	21.99	3.52	29
Exercisable at December 31, 2016	147,817	27.05	3.21	$10

Schedule of Stock Options Outstanding and Exercisable

Information with respect to stock options outstanding and exercisable as of December 31, 2016 is as follows:

	Options Outstanding				Options Exercisable
Range of Exercise Price	Number Outstanding	Weighted Average Remaining Contractual Life	Weighted Average Exercise Price	Aggregate Intrinsic Value	Number Exercisable	Weighted Average Exercise Price	Aggregate Intrinsic Value
				(In thousands)			(In thousands)
$6.15 - $9.92	60,389	4.14	$8.64	$29	20,772	$8.66	$10
$9.93 - $15.74	31,915	4.45	11.79	—	12,319	12.18	—
$15.75 - $30.38	49,105	3.54	19.23	—	33,496	19.25	—
$33.75 to $90.00	83,822	2.71	37.11	—	81,230	37.22	—
	225,231	3.52	$21.99	$29	147,817	$27.05	$10

Schedule of Fair Values of Stock Options Granted and Assumptions used for Black-Scholes-Merton Option Pricing Model

The fair value of the stock options issued was determined using the Black-Scholes option pricing model and the following assumptions for the periods presented:

Year Ended
	December 31, 2016	December 31, 2015

Stock price	$6.15 to $11.78	$12.38 to $30.38
Exercise price	$6.15 to $11.78	$12.38 to $30.38
Expected term	3 Years	2 to 3 Years
Expected dividend	0%	0%
Volatility	61% to 91%	26% to 48%
Risk-free interest rate	0.71% to 1.54%	0.22% to 1.08%

Summary of Stock Based Compensation

Compensation expense recognized for the issuance of warrants, stock options, restricted stock grants and stock bonuses for the periods presented was as follows:

	Year Ended
(In thousands)	December 31, 2016	December 31, 2015
Stock-based compensation costs included in:
Cost of revenue	$135	$55
Sales and marketing expenses	163	91
Research and development expenses	108	105
General and administrative expenses	217	192
Total stock-based compensation expense	$623	$443